Net Other Non-Operating Income and Expenses	12 Months Ended
Dec. 31, 2025
Other Nonoperating Income Expenses [Abstract]
Net Other Non-Operating Income and Expenses
33. Net Other
Non-Operating
Income and Expenses
Details of other
non-operating
income and expenses for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023		2024		2025
Other non-operating income
Gains on disposal of property and equipment	￦	1,790	￦	29,515	￦	304,115
Rental income		23,682		26,023		25,863
Others		131,995		128,794		352,472

		157,467		184,332		682,450

Other non-operating expenses
Losses on disposal of property and equipment		1,839		5,080		2,061
Donation		120,560		152,037		168,515
Restoration costs		3,642		2,922		2,602
Management cost for written-off loans		3,769		3,888		4,902
Impairment losses on goodwill		6,268		60,273		223,871
Others*		319,369		1,003,262		641,916

		455,447		1,227,462		1,043,867

Net other non-operating income (expenses)	￦	(297,980)	￦	(1,043,130)	￦	(361,417)

*
Expenses of
 ￦333,002
million were recognized as other provisions in relation to ELS, LTV penalties, and other matters for the year ended December 31, 2025, and expenses of
￦744,764
million were recognized in connection with voluntary compensation for the performance of Hang Seng China Enterprises Index for the year ended December 31, 2024. Such amounts may change depending on future developments and the resolution of the related matters.